Long-Term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt	Long-Term Debt
Revolving Loan Facility
As of December 31, 2019, the Company signed a $230.0 million Revolving Loan Facility (“RLF”) with the Parent Company. On August 20, 2019, the Company entered into a $200.0 million, nine-year, RLF that bears an annual interest rate of 1.87% or the Applicable Federal Rates provided by the Internal Revenue Service (the “IRS AFRs”) applicable at the date of each draw down. The Company signed an additional ten-year term for $30.0 million RLF on October 16, 2019, with the Parent Company that had an annual interest rate of 1.86% or the IRS AFRs applicable at the date of each draw down, subordinated to the $200.0 million revolving credit facility.
The Company had outstanding principal and accrued unpaid interest balances of $235.1 million as of December 31, 2020. The Company recorded interest expense of $4.8 million for the year ended December 31, 2020. No repayments of principal balances or interest accrued have been made under the RLF.
Upon the Restructuring, the Parent Company contributed the outstanding principal of and accrued unpaid interest payable under the RLF as a capital contribution to the Company for no consideration or shares issued. As a result, the RLF was extinguished and there was no outstanding principal and accrued unpaid interest as of December 31, 2021.